Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Dates
31-Dec-2024
Actual/360 Days
30
30/360 Days
30
15-Jan-2025
15-Jan-2025
Collection Period No.
26
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2024
13-Jan-2025
14-Jan-2025
15-Jan-2025
16-Dec-2024
15-Dec-2024
Summary
Beginning
Balance
0.00
0.00
458,076,489.69
124,000,000.00
Principal
Payment
0.00
0.00
35,261,576.52
0.00
Ending
Balance
0.00
0.00
422,814,913.17
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
53.670588
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.000000
0.643554
1.000000
582,076,489.69
546,814,913.17
35,261,576.52
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
629,952,524.53
66,731,632.99
696,684,157.52
47,876,034.84
594,690,948.01
62,715,733.57
657,406,681.58
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest
Payment
0.00
0.00
1,988,815.43
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
3.027116
4.375000
Interest & Principal
Payment
0.00
0.00
37,250,391.95
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
56.697705
4.375000
$37,792,891.95
T
otal
$2,531,315.43

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
41,969,826.03
0.00
41,969,826.03
37,166,935.23
2,688,447.62
820,949.46
1,148,097.14
0.00
0.00
145,396.58
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
580,570.13
0.00
0.00
2,531,315.43
0.00
0.00
35,261,576.52
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
41,969,826.03
3,596,363.95
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
580,570.13
0.00
0.00
0.00
580,570.13
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,531,315.43
0.00
0.00
1,988,815.43
542,500.00
0.00
0.00
0.00
0.00
0.00
2,531,315.43
0.00
0.00
1,988,815.43
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,531,315.43
2,531,315.43
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
35,261,576.52
0.00
0.00
0.00
35,261,576.52
Aggregate Principal Distributabl
e
Amount
35,261,576.52
35,261,576.52
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,794.66
128,601.92
0.00
16,794.66
16,794.66
0.00
145,396.58
4,787,603.48
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Pool Statistics
Pool Data
4.64%
30.83
38.92
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
696,684,157.52
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
657,406,681.58
29,867
30,796
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
24,487,911.19
12,679,024.04
0.00
2,110,540.71
Pool Factor
30.78%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
29,867
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.05%
1.38%
0.45%
0.11%
100.00%
644,587,561.72
9,092,690.45
2,984,883.01
741,546.40
657,406,681.58
29,480
280
85
22
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.567%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
14,282.76
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.946%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
26,580,207.55
188,681.78
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
64
1,861
Losses
(1)
Amount
2,110,540.71
812,755.81
1,109,103.12
Number of Receivables
Number of Receivables
Amount
67,164,902.20
22,215,916.55
18,368,778.10
Current
Cumulative
1.244%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.334%
Prior Collection Period
1.199 % Second Prior
Collection
Period
0.570
%
Third
Prior
Collection
Period
1.680%